Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 4.3%
Cargurus, Inc. (a)	489	$15,844
Cars.com, Inc. (a)	209	2,374
DoubleVerify Holdings, Inc. (a)	322	3,484
TEGNA, Inc.	430	8,239
YELP, Inc. (a)	306	8,378
Ziff Davis, Inc. (a)	109	4,166
		42,485

Consumer Discretionary - 15.6%
Buckle, Inc.	205	9,697
Cavco Industries, Inc. (a)	24	11,808
Champion Homes, Inc. (a)	215	16,852
Ethan Allen Interiors, Inc.	59	1,353
Etsy, Inc. (a)	695	36,807
Frontdoor, Inc. (a)	273	16,137
Installed Building Products, Inc.	55	15,848
Oxford Industries, Inc.	32	1,179
Perdoceo Education Corp.	304	9,737
Signet Jewelers Ltd.	148	13,656
Steven Madden Ltd.	188	8,249
Stride, Inc. (a)	126	10,660
XPEL, Inc. (a)	57	2,936
		154,919

Consumer Staples - 0.5%
National Beverage Corp. (a)	141	4,805

Energy - 7.9%
Cactus, Inc. - Class A	307	17,263
Core Natural Resources, Inc.	191	18,217
Dorian LPG Ltd.	203	5,995
Magnolia Oil & Gas Corp. - Class A	1,441	36,760
		78,235

Financials - 24.2%
Bread Financial Holdings, Inc.	387	28,073
Donnelley Financial Solutions, Inc. (a)	100	5,175
Enact Holdings, Inc.	209	8,312
Enova International, Inc. (a)	260	42,944
EVERTEC, Inc.	342	10,263
Jackson Financial, Inc. - Class A	538	63,979
MarketAxess Holdings, Inc.	280	47,384
Navient Corp.	282	2,766
NMI Holdings, Inc. (a)	634	24,549
PROG Holdings, Inc.	133	4,315
World Acceptance Corp. (a)	22	2,668
		240,428

Health Care - 9.2%
AMN Healthcare Services, Inc. (a)	104	2,215
Certara, Inc. (a)	249	2,189
Collegium Pharmaceutical, Inc. (a)	210	9,643
Corcept Therapeutics, Inc. (a)	613	24,440
CorVel Corp. (a)	144	10,027
HealthStream, Inc.	81	1,805
Innoviva, Inc. (a)	550	11,000
LeMaitre Vascular, Inc.	57	4,843
Organon & Co.	764	6,525
Pacira BioSciences, Inc. (a)	118	2,424
Prestige Brands Holdings, Inc. (a)	125	8,059
Supernus Pharmaceuticals, Inc. (a)	172	8,283
		91,453

Industrials - 10.4%
Apogee Enterprises, Inc.	47	1,745
Armstrong World Industries, Inc.	95	17,455
Brady Corp. - Class A	117	10,117
CSW Industrials, Inc.	44	11,879
Kadant, Inc.	31	9,952
Korn/Ferry International	115	7,989
Robert Half, Inc.	449	15,540
Verra Mobility Corp. (a)	451	8,704
Zurn Elkay Water Solutions Corp.	421	19,413
		102,794

Information Technology - 25.1% (b)
ACI Worldwide, Inc. (a)	230	9,973
Adeia, Inc.	873	15,793
Agilysys, Inc. (a)	93	8,068
Badger Meter, Inc.	119	17,443
BlackLine, Inc. (a)	122	5,669
Box, Inc. - Class A (a)	1,088	27,581
CTS Corp.	91	4,678
Enphase Energy, Inc. (a)	785	29,029
Extreme Networks, Inc. (a)	778	11,343
InterDigital, Inc.	135	44,070
Kulicke & Soffa Industries, Inc.	192	11,007
NetScout Systems, Inc. (a)	183	5,089
Progress Software Corp. (a)	198	8,102
Qorvo, Inc. (a)	258	20,152
SPS Commerce, Inc. (a)	149	13,300
Teradata Corp. (a)	605	17,255
		248,552

Materials - 1.8%
Balchem Corp.	78	13,273
Sylvamo Corp.	91	4,454
		17,727

Utilities - 1.0%
Clearway Energy, Inc. - Class C	278	10,050
TOTAL COMMON STOCKS (Cost $1,026,545)		991,448

TOTAL INVESTMENTS - 100.0% (Cost $1,026,545)		991,448
Other Assets in Excess of Liabilities - (0.0)% (c)		78
TOTAL NET ASSETS - 100.0%		$991,526

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$991,448	$–	$–	$991,448
Total Investments	$991,448	$–	$–	$991,448

Refer to the Schedule of Investments for further disaggregation of investment categories.